Financial Risk Management - Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 197,215
Trade receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 1,444,037
Amount of credit loss	$ 33,195
Current (Not Past Due) [Member] | Trade receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	0.54%	0.54%
Financial assets	$ 1,319,676
Amount of credit loss	$ 7,126
Credit impaired	No
1 to 30 Days Past Due [Member] | Trade receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	4.48%	4.48%
Financial assets	$ 70,073
Amount of credit loss	$ 3,141
Credit impaired	No
31 to 60 Days Past Due [Member] | Trade receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	17.91%	17.91%
Financial assets	$ 25,934
Amount of credit loss	$ 4,645
Credit impaired	No
61 to 90 Days Past Due [Member] | Trade receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	31.00%	31.00%
Financial assets	$ 14,482
Amount of credit loss	$ 4,489
Credit impaired	No
More Than 90 Days Past Due [Member] | Trade receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	15.10%	15.10%
Financial assets	$ 92
Amount of credit loss	$ 14
Credit impaired	Yes
Legal [Member] | Trade receivables [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%
Financial assets	$ 13,780
Amount of credit loss	$ 13,780
Credit impaired	Yes